UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-9098

                         AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        William F. Quinn, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2008

                  Date of reporting period: December 31, 2008


ITEM 1. REPORT TO STOCKHOLDERS.

                         GUIDANCE | VISION | EXPERIENCE

                                   (GRAPHIC)

                           (AMERICAN BEACON FUNDS(SM) LOGO)

                                 Annual Report

                                December 31, 2008

MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

ABOUT AMERICAN BEACON ADVISORS

     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS

President's Message ...............................................            1
Financial Highlights
   Money Market Fund ..............................................           16
   U.S. Government Money Market Fund ..............................           19
Schedule of Investments
   Money Market Portfolio .........................................           22
   U.S. Government Money Market Portfolio .........................          254
Additional Information ............................................   Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds                                          December 31, 2008

(GRAPHIC)

Fellow Shareholders,

Enclosed is the Annual Report for the American Beacon Money Market Fund and the U.S. Government Money Market Fund for the twelve months ended December 31, 2008.

     Growing unemployment, low consumer confidence, rising foreclosures and bank failures all contributed to a growing uncertainty that permeated every aspect of the economy in 2008. The Federal Reserve Board ("Fed") lowered the Fed Funds rate on December 16th to a record low target range of 0.00-0.25% and noted that "weak economic conditions are likely to warrant exceptionally low levels of the Fed Funds rate for some time."

     Even with the government bailouts and liquidity programs, short-term credit markets were under great strain as banks continued to report substantial losses. A weak economic environment limited the Fed's ability to raise interest rates resulting in lower yields for fixed income investments. These conditions prompted the most extreme "flight to quality" seen in decades.

     Even with portfolio holdings of the highest quality, on September 19th, the impact of those events in the securities markets and concerns regarding limited marketability of securities held by many money market funds caused the American Beacon Money Market Fund to temporarily suspend the practice of providing payments for redemption of shares entirely in cash. This procedure was implemented to prevent redemptions from forcing the sale of securities in an unfavorable market that may have had an adverse impact on the Fund and its shareholders. This redemption-in-kind policy was successful in protecting the Fund and was lifted on December 12th. Since that time all redemptions have been made in cash.

     Despite this unprecedented environment, the American Beacon Money Market Fund reported a 2008 total return of 2.68% and 2.71% for the Institutional and Cash Management classes, respectively. Both classes outperformed the Lipper Institutional Money Market Average of 2.50%.

     The American Beacon U.S. Government Money Market Fund - Cash Management Class reported a total return of 2.29% for the same period, outperforming the Lipper Institutional U.S. Government Money Market Average of 2.10%.

     Please review the enclosed market overview, portfolio listings, and detailed financial data. As always, we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Funds.

                                        Sincerely,


                                        /s/ William F. Quinn

                                        William F. Quinn
                                        President
                                        American Beacon Funds

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
DECEMBER 31, 2008 (UNAUDITED)

     2008 was a year marked by highs and lows, none of which were good. The year ended with the highest unemployment rate in sixteen years and the lowest consumer confidence levels since records began in 1967. The supply of homes for sale hit a two-decade high during the year even as home prices fell to the lowest levels they've been in four years. Flight to quality resulted in record lows for short-term Treasuries, while corporate spreads widened to Depression era highs. The U.S. economy is in the midst of the longest recession in a quarter-century, and further contraction is expected as tight credit conditions, declining home prices and cutbacks in consumer and business spending continue unabated.

     2008 was also a year marked by unprecedented government bailouts and liquidity programs. Under the Troubled Asset Relief Program alone, the U.S. Treasury has already channeled $350 billion in funds to recapitalize banks and rescue companies like AIG and Citigroup. Despite these actions, short-term funding markets remained strained and banks continued to report massive write downs. As a result, Bernanke stated, "More capital injections and guarantees may become necessary to ensure stability and the normalization of credit markets."

     With the pace of economic deterioration accelerating, the Federal Reserve Board ("Fed") pulled out all stops and adopted a Zero Interest Rate Policy at the December 16th meeting. In an unprecedented move, the Federal Open Market Committee ("FOMC") cut rates to the lowest levels ever, announcing a target range for the Federal Funds rate of 0.00-0.25%. The Fed noted that "weak economic conditions are likely to warrant exceptionally low levels of the Federal Funds rate for some time." In addition, the FOMC announced that it would purchase Government Sponsored Enterprises debt and agency-guaranteed Mortgage-Backed Securities to provide support to the mortgage and housing markets. The Fed declared that it will "employ all available tools to promote the resumption of sustainable economic growth and to preserve price stability."

     As the economy showed signs of weakness during the year, the Fed continued its series of easing monetary policy that started in September 2007. The Fed reduced the Fed Funds target by 400 basis points (4.00%) during 2008, resulting in a 0% to 0.25% fed funds target by year end. With credit quality a priority, the American Beacon Money Market Fund's primary strategy for the year was to buy high-quality, short-dated commercial paper, certificates of deposit and overnight investments. This strategy was implemented in an effort to improve liquidity as well as credit quality. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

     For the twelve months ended December 31, 2008, the total return of the Cash Management Class of the American Beacon Money Market Fund was 2.71%. The Fund outperformed the Lipper Institutional Money Market Average return of 2.50% by 21 basis points (0.21%). Based on annualized total returns, Lipper Analytical Services ranked the Cash Management Class of the Fund 140 among 375, 66 among 338 and 36 among 275 Institutional Money Market Funds for the one-year, three-year, and five-year periods ended December 31, 2008, respectively.

     The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                                  (BAR CHART)

                                      ANNUALIZED TOTAL RETURNS
                                          AS OF 12/31/2008
                                    ---------------------------
                                    1 YEAR   5 YEARS   10 YEARS
                                    ------   -------   --------
Cash Mgmt Class(1, 2, 4) ........    2.71%    3.50%      3.60%
Institutional Class (1, 3, 4) ...    2.68%    3.42%      3.54%
PlanAhead Class (1, 4) ..........    2.35%    3.14%      3.25%

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET FUND(SM)
DECEMBER 31, 2008 (UNAUDITED)

(1.) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2.) Fund performance for the ten-year period represents the total returns achieved by the Institutional Class from 1/1/99 to 12/1/01, the inception date of the Cash Management Class, and the returns of the Cash Management Class thereafter. Expenses of the Cash Management Class are lower than those of the Institutional Class. Therefore, total returns shown are lower than they would have been had the Cash Management Class been in place since 1/1/99. A portion of the fees charged to the Cash Management Class of the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

(3.) A portion of the fees charged to the Institutional Class of the Fund has been waived since 2006. Performance prior to waiving fees was lower than the actual returns shown for periods since 2006.

(4.) The total annual Fund operating expense ratio set forth in the most recent
     Fund prospectus for the Cash Management, Institutional, and PlanAhead Class shares was 0.20%, 0.23%, and 0.48%, respectively. After expense reimbursement, the net expense ratio set forth in the most recent Fund prospectus for the Cash Management and Institutional Class shares was 0.15% and 0.18%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

PORTFOLIO STATISTICS AS OF DECEMBER 31, 2008

                               CASH
                            MANAGEMENT   INSTITUTIONAL   PLANAHEAD
                               CLASS         CLASS         CLASS
                            ----------   -------------   ---------
7-day Current Yield* ....       0.73%          0.70%         0.28%
7-day Effective Yield* ..       0.73%          0.70%         0.28%
30-day Yield* ...........       0.74%          0.71%         0.30%
Weighted Avg. Maturity ..    25 Days        25 Days       25 Days
S&P Rating ..............       AAAm           N/A           N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

TOP TEN ISSUERS AS OF DECEMBER 31, 2008

                                             % OF
                                         NET ASSETS**
                                         ------------
Societe Generale N.Y. ................       5.2%
Bank of Nova Scotia N.Y. .............       4.7%
Variable Funding Capital Co. LLC .....       4.7%
Dexia Credit Local S.A. ..............       4.2%
Commonwealth Bank of Australia N.Y. ..       3.1%
DNB NOR Bank ASA N.Y. ................       3.1%
Lloyds Bank N.Y. .....................       3.1%
Surrey Funding Corp. .................       3.1%
Svenska Handelsbanken AB N.Y. ........       3.1%
Toyota Motor Credit Corp. ............       3.1%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

                    ASSET ALLOCATION AS OF DECEMBER 31, 2008

                                             % OF
                                         NET ASSETS**
                                         ------------
Commercial Paper .....................      38.91%
Repurchase Agreements ................      29.27%
Bank CDs, TDs and Notes ..............      21.83%
Short Term Investments ...............       9.97%
Other Assets, Net of Liabilities .....       0.02%

**   Percent of net assets of American Beacon Master Money Market Portfolio.

FUND EXPENSES
AMERICAN BEACON MONEY MARKET FUND(SM)
DECEMBER 31, 2008 (UNAUDITED)

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Class to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                        Beginning     Ending     Expenses Paid
                         Account      Account        During
                          Value        Value         Period*
                          7/1/08     12/31/08   7/1/08-12/31/08
                        ---------   ---------   ---------------
CASH MANAGEMENT CLASS
Actual ..............   $1,000.00   $1,010.45       $0.76
Hypothetical (5%
   return before
   expenses) ........   $1,000.00   $1,024.38       $0.76
INSTITUTIONAL CLASS
Actual ..............   $1,000.00   $1,010.30       $0.86
Hypothetical (5%
   return before
   expenses) ........   $1,000.00   $1,024.28       $0.87
PLANAHEAD CLASS
Actual ..............   $1,000.00   $1,008.61       $2.47
Hypothetical (5%
   return before
   expenses) ........   $1,000.00   $1,022.67       $2.49

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15%, 0.17%,and 0.49% for the Cash Management, Institutional, and PlanAhead Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

PERFORMANCE OVERVIEW AND FUND EXPENSES
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
DECEMBER 31, 2008 (UNAUDITED)

     As the economy showed signs of weakness during the year, the Federal Reserve Board ("Fed") continued its series of easing monetary policy that started in September 2007. The Fed reduced the Fed Funds target by 400 basis points (4.00%) during 2008, resulting in a 0% to 0.25% Fed Funds target by year end. In response to the events that caused the Fed to ease, the American Beacon U.S. Government Money Market Fund's primary strategy for the year was to buy short-dated agencies and overnight investments. This strategy was implemented in an effort to maintain a high level of liquidity during volatile market conditions. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.

     For the twelve months ended December 31, 2008, the total return of the Cash Management Class of the American Beacon U.S. Government Money Market Fund was 2.29%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 2.10% by 19 basis points (0.19%). Based on annualized total returns, Lipper Analytical Services ranked the Cash Management Class of the Fund 46 among 171, 12 among 121 and 7 among 76 Institutional U.S. Government Money Market Funds for the one-year, five-year, and ten-year periods ended December 31, 2008, respectively.

     The Lipper Institutional U.S. Government Money Market Funds Average is calculated by taking the arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.

                                  (BAR CHART)

                                       ANNUALIZED TOTAL RETURNS
                                           AS OF 12/31/2008
                                      ---------------------------
                                      1 YEAR   5 YEARS   10 YEARS
                                      ------   -------   --------
Cash Management Class (1, 2, 4) ...    2.29%    3.34%      3.48%
PlanAhead Class (1, 3, 4) .........    1.90%    2.91%      3.08%

(1) Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

(2) Prior to December 1, 2001, the Cash Management Class of the Fund was known as the Institutional Class. A portion of the fees charged to the Cash Management Class of the Fund has been waived since 2002. Performance prior to waiving fees was lower than actual returns shown for periods since 2002.

(3) A portion of the fees charged to the PlanAhead Class of the Fund has been waived since 2003. Performance prior to waiving fees was lower than the actual returns shown for periods since 2003.

(4) The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Cash Management and the PlanAhead Class shares was 0.60% and 1.20%, respectively. After expense reimbursement, the net expense ratio set forth in the most recent Fund prospectus for the Cash Management and PlanAhead shares was 0.15% and 0.65%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

                  PORTFOLIO STATISTICS AS OF DECEMBER 31, 2008

                                    CASH
                                  MANAGEMENT    PLANAHEAD
                                    CLASS         CLASS
                                  ----------   ----------
7-day Current Yield* ..........       0.67%        1.00%
7-day Effective Yield* ........       0.67%        1.00%
30-day Yield* .................       0.88%        1.08%
Weighted Avg. Maturity ........    38 Days      38 Days
Moody's Rating ................        Aaa          N/A
S&P Rating ....................       AAAm          N/A

* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

PERFORMANCE OVERVIEW AND FUND EXPENSES
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND(SM)
DECEMBER 31, 2008 (UNAUDITED)

ASSET ALLOCATION AS OF DECEMBER 31, 2008

                                                   % OF
                                                NET ASSETS**
                                                ------------
Repurchase Agreements .......................      49.47%
Government Securities .......................      40.83%
Short Term Investments ......................       9.63%
Net Other Assets ............................       0.07%

** Percent of net assets of the American Beacon Master U.S. Government Money Market Portfolio.

FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

ACTUAL EXPENSES

     The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" for the applicable Class to estimate the expenses you paid on your account during this period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the PlanAhead Class that invest in the Fund through an IRA may be subject to a custodial IRA fee of $12 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $12 higher.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                             Beginning     Ending     Expenses Paid
                              Account     Account        During
                               Value       Value         Period*
                              7/1/08     12/31/08    7/1/08-12/31/08
                             ---------   ---------   ---------------
CASH MANAGEMENT CLASS
Actual....................   $1,000.00   $1,008.63       $0.76
Hypothetical (5%
   return before
   expenses)..............   $1,000.00   $1,024.38       $0.76
PLANAHEAD CLASS
Actual....................   $1,000.00   $1,007.24       $2.98
Hypothetical (5%
   return before
   expenses)..............   $1,000.00   $1,022.17       $3.00

* Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.15% and 0.59% for the Cash Management and PlanAhead Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (366) to reflect the half-year period.

AMERICAN BEACON FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Funds:

We have audited the accompanying statements of assets and liabilities of American Beacon Funds comprised of the American Beacon Money Market Fund and the American Beacon U.S. Government Money Market Fund (collectively, the "Funds"), as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Funds at December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Dallas, Texas
February 25, 2009

AMERICAN BEACON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                  U.S. GOVERNMENT
                                                                   MONEY MARKET     MONEY MARKET
                                                                   ------------   ---------------
ASSETS:
   Investment in Portfolio, at value ........................      $    114,484     $    19,769
   Receivable for fund shares sold ..........................                29              --
   Receivable from Manager for expense reimbursement (Note 2)                85              68
   Prepaid expenses .........................................                15               8
                                                                   ------------     -----------
      TOTAL ASSETS ..........................................           114,613          19,845
                                                                   ------------     -----------
LIABILITIES:
   Payable for fund shares redeemed .........................                 3              --
   Dividends payable ........................................                 8              17
   Administrative service and service fees payable (Note 2)..                47               2
   Other liabilities ........................................                85              18
                                                                   ------------     -----------
      TOTAL LIABILITIES .....................................               143              37
                                                                   ------------     -----------
   NET ASSETS ...............................................      $    114,470     $    19,808
                                                                   ============     ===========
ANALYSIS OF NET ASSETS:
      Paid-in-capital .......................................           114,470          19,808
                                                                   ------------     -----------
NET ASSETS ..................................................      $    114,470     $   19,808
                                                                   ============     ===========
SHARES OUTSTANDING (NO PAR VALUE):
   Cash Management Class ....................................       104,847,002      19,371,675
                                                                   ============     ===========
   Institutional Class ......................................         3,317,148             N/A
                                                                   ============     ===========
   PlanAhead Class ..........................................         6,306,014         435,924
                                                                   ============     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Cash Management Class ....................................      $      1 .00     $     1 .00
                                                                   ============     ===========
   Institutional Class ......................................      $      1 .00             N/A
                                                                   ============     ===========
   PlanAhead Class ..........................................      $      1 .00     $     1 .00
                                                                   ============     ===========

                             See accompanying notes

 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON
FUNDS STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008 (IN THOUSANDS)

                                                                         U.S. GOVERNMENT
                                                          MONEY MARKET     MONEY MARKET
                                                          ------------   ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
   Dividend income ....................................      $ 6,599          $ 48
   Interest income ....................................      $64,144           617
   Portfolio expenses .................................       (2,566)          (32)
                                                             -------          ----
      NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ..       68,177           633
                                                             -------          ----
FUND EXPENSES:
   Administrative service fees (Note 2):
      Cash Management Class ...........................          428            19
      Institutional Class .............................          305            --
      PlanAhead Class .................................           82             2
      BBH ComSet Class ................................        1,105            --
   Transfer agent fees:
      Cash Management Class ...........................           21             2
      Institutional Class .............................           20            --
      PlanAhead Class .................................            7             3
      BBH ComSet Class ................................           57            --
   Professional fees ..................................           28             8
   Registration fees and expenses .....................           50            41
   Service fees - PlanAhead Class (Note 2) ............          204             5
   Prospectus and shareholder reports .................           18             2
   Treasury Guaranty Program Insurance ................          171             6
   Other expenses .....................................          129            16
                                                             -------          ----
      TOTAL FUND EXPENSES .............................        2,625           104
                                                             -------          ----
Less waiver and reimbursement of expenses (Note 2) ....       (1,281)          (83)
                                                             -------          ----
      NET FUND EXPENSES ...............................        1,344            21
                                                             -------          ----
NET INVESTMENT INCOME .................................       66,833           612
                                                             -------          ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
   Net realized gain on investments ...................           46            12
                                                             -------          ----
      NET GAIN ON INVESTMENTS .........................           46            12
                                                             -------          ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..      $66,879          $624
                                                             -------          ----

                             See accompanying notes

 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
DECEMBER 31, 2008 (IN THOUSANDS)

                                                                                             U.S. GOVERNMENT
                                                                   MONEY MARKET                MONEY MARKET
                                                         ----------------------------    -----------------------
                                                            Year Ended December 31,      Year Ended December 31,
                                                         ----------------------------    -----------------------
                                                              2008           2007           2008         2007
                                                         -------------   ------------    ---------    ----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income .............................   $      66,833   $     88,036    $     612    $     494
   Net realized gain (loss) on investments ...........              46             10           12           --
                                                         -------------   ------------    ---------    ---------
      NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS ..................................          66,879         88,046          624          494
                                                         -------------   ------------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
      Cash Management Class ..........................         (16,912)       (32,696)        (572)        (334)
      Institutional Class ............................          (8,944)       (13,567)          --           --
      PlanAhead Class ................................          (2,162)        (6,183)         (40)         (94)
      Platinum Class .................................              --           (543)          --          (66)
      BBH ComSet Class ...............................         (38,815)       (35,047)          --           --
   Net realized gain on investments:
      Cash Management Class ..........................             (14)            (6)         (12)          --
      Institutional Class ............................              (4)            (3)          --           --
      PlanAhead Class ................................              (1)            (1)          --           --
      Platinum Class .................................              --             --           --           --
      BBH ComSet Class ...............................             (27)            --           --           --
                                                         -------------   ------------    ---------    ---------
         DISTRIBUTIONS TO SHAREHOLDERS ...............         (66,879)       (88,046)        (624)        (494)
                                                         -------------   ------------    ---------    ---------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares ....................       12,096,832     11,962,330      138,859      145,717
   Reinvestment of dividends and distributions .......          17,438         44,661          271          157

   Cost of shares redeemed ...........................     (14,338,576)   (10,878,697)    (137,383)    (137,451)
                                                         -------------   ------------    ---------    ---------
         NET INCREASE (DECREASE) IN NET ASSETS FROM
            CAPITAL SHARE TRANSACTIONS ...............      (2,224,306)     1,128,294        1,747        8,423
                                                         -------------   ------------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS ................      (2,224,306)     1,128,294        1,747        8,423
                                                         -------------   ------------    ---------    ---------
NET ASSETS:
   Beginning of period ...............................       2,338,776      1,210,482       18,061        9,638
                                                         -------------   ------------    ---------    ---------
   END OF PERIOD .....................................   $     114,470   $  2,338,776    $  19,808    $  18,061
                                                         =============   ============    =========    =========

                             See accompanying notes

 See accompanying Financial Statements of the American Beacon Master Portfolios

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no-load, open-end management investment company with separate series. The following series are included in this report:
American Beacon Money Market (the "Money Market Fund") and American Beacon U.S. Government Money Market (the "Government Fund") Funds (each a "Fund" and collectively, the "Funds").

     The BBH Comset Class of the Money Market Fund commenced operations on April 2, 2007 and fully liquidated on December 15, 2008. The Platinum Class of the Funds was fully liquidated effective May 31, 2007.

     Effective September 12, 2008, American Beacon Advisors, Inc. (the "Manager") became a wholly-owned subsidiary of Lighthouse Holdings, Inc., which is indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two private equity firms. Prior to September 12, the Manager was a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. which retained a minority interest in the parent company of Lighthouse Holdings, Inc.

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:

AMERICAN BEACON:                    (ARROW) INVEST ASSETS IN (ARROW)  AMERICAN BEACON MASTER TRUST:
----------------                                                      --------------------------------------
Money Market Fund                                                     Money Market Portfolio
U.S. Government Money Market Fund                                     U.S. Government Money Market Portfolio

     Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (11.9% and 5.0% at December 31, 2008 of the American Beacon Master Trust Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     The following is a summary of the significant accounting policies followed by the Funds.

Class Disclosure

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Please note that not all Funds offer all classes. The following table sets forth the differences amongst the classes:

CLASS:                                         OFFERED TO:
------                  --------------------------------------------------------
CASH MANAGEMENT CLASS   Investors making an initial investment of $10 million
                        for Money Market and $2 million for U.S. Government
                        Money Market, or investors investing through an
                        intermediary
INSTITUTIONAL CLASS     Investors making an initial investment of $2 million
PLANAHEAD CLASS         General public and investors investing through an
                        intermediary

     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in Note 2.

Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

     The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

     The summary of inputs used to value the Portfolios' investments as of December 31, 2008 is discussed in the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

Redemption in Kind

     Beginning September 19, 2008, proceeds from redemption requests exceeding $250,000 were made in pro rata payments of cash and in-kind distributions of securities held by the Money Market Portfolio. The Money Market Portfolio, and the Beacon Fund implemented this procedure to prevent redemptions from forcing the sale of securities below their economic value, which would have resulted in a material adverse impact on the Money Market Portfolio and the remaining shareholders. The policy was lifted on December 12, 2008. During this time redemptions by class were as follows (in thousands):

                                           Pro rata      One time
                               Total      securities       cash
                           Distribution    and cash    distribution
                           ------------   ----------   ------------
Institutional Class.....     $90,307       $89,807         $500
Cash Management Class...      18,952        18,452          500
BBH Comset Class........      23,989        23,885          104

Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in its corresponding Portfolio each day. All net investment income
(loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Administrative Services Agreement

     As compensation for providing administrative services to the Funds, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Institutional and PlanAhead Classes of the Funds, and 0.07% of the Cash Management Class of the Funds.

Distribution Plan

     The Trust has adopted a "defensive" Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the fees received by the Manager to be used for distribution purposes. Under this plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.

Service Agreement

     The Manager and the Trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class. As compensation for performing the duties required under the Service Agreement, the Manager receives an annual fee of 0.25% based on the daily net assets of the PlanAhead Class.

Reimbursement and Waiver of Expenses

     The Manager contractually agreed to reimburse the following Funds for distribution and other expenses through February 28, 2009 to the extent total annual fund operating expenses exceed the following amounts. The following amounts have been waived through December 31, 2008:

                                                          EXPENSE
FUND                                         CLASS          CAP       AMOUNT
----                                    ---------------   -------    --------
Money Market Fund....................   Institutional      0.18%     $177,487
Money Market Fund....................   Cash Management    0.15%      295,662
Money Market Fund....................   BBH ComSet*        0.15%      808,104
U.S. Government Money Market Fund....   Cash Management    0.15%       77,808
U.S. Government Money Market Fund....   PlanAhead          0.65%        4,722

*    Class closed December 15, 2008.

Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon expense limit. The table below excludes amounts previously reimbursed to the Platinum Classes of the Funds. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

                           U.S.
                        GOVERNMENT
              MONEY       MONEY
YEAR          MARKET      MARKET
----        ---------   ----------
2009.....     260,591       65,678
2010.....     769,055        7,577
2011.....   1,281,253       82,530

     The Funds have not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

3. FEDERAL INCOME TAXES

     It is the policy of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     For FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48") purposes, there are no unrecognized tax benefits as of December 31, 2008 included in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations. For the year ended December 31, 2008, the Funds recognized $0 in interest and penalties.

     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions paid for the years ended December 31, 2008 and December 31, 2007 were as follows (in thousands):

                                                MONEY MARKET           U.S. GOVERNMENT MONEY MARKET
                                        ----------------------------   ----------------------------
                                         YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                        DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                           2008             2007           2008            2007
                                        -------------   ------------   ------------    ------------
DISTRIBUTIONS PAID FROM ORDINARY
INCOME:*
   Cash Management Class.............      $16,925         $32,702         $584            $334
   Institutional Class...............        8,949          13,570           --              --
   PlanAhead Class...................        2,163           6,184           40              94
   Platinum Class....................           --             543           --              66
   BBH ComSet Class..................       38,842          35,047           --              --
                                           -------         -------         ----            ----
TOTAL DISTRIBUTIONS PAID.............      $66,879         $88,046         $624            $494
                                           =======         =======         ====            ====

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of December 31, 2008, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

     The Funds do not have capital loss carry forwards as of December 31, 2008.

AMERICAN BEACON FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

4. CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Year Ended December 31, 2008

                                              Cash
                                           Management   Institutional    PlanAhead
                                              Class         Class          Class
                                           ----------   -------------   -----------
Money Market Beacon Fund
Shares sold ............................    2,264,926     1,825,044       486,450
Reinvestment of dividends ..............       14,139         2,487           812
Shares redeemed ........................   (2,523,467)   (2,274,876)     (593,234)
                                           ----------    ----------      --------
Net (decrease) in shares outstanding ...     (244,402)     (447,345)     (105,972)
                                           ==========    ==========      ========

                                           BBH ComSet
                                              Class
                                           ----------
Money Market Beacon Fund
Shares sold ............................    7,520,412
Reinvestment of dividends ..............           --
Shares redeemed ........................   (8,946,999)
                                           ----------
Net (decrease) in shares outstanding ...   (1,426,587)
                                           ==========

                                                       Cash
                                                    Management   PlanAhead
                                                      Class        Class
                                                    ----------   ---------
U.S. Government Money Market Beacon Fund
Shares sold .....................................     124,678       14,181
Reinvestment of dividends .......................         264            7
Shares redeemed .................................    (122,002)     (15,381)
                                                     --------      -------
Net increase (decrease) in shares outstanding ...       2,940       (1,193)
                                                     ========      =======

Year Ended December 31, 2007

                                             Cash
                                          Management   Institutional   PlanAhead   Platinum
                                             Class         Class         Class       Class
                                          ----------   -------------   ---------   --------
Money Market Beacon Fund
Shares sold ...........................    4,891,367     1,043,210      631,312     14,014
Reinvestment of dividends .............       28,101        12,166        3,889        502
Shares redeemed .......................   (5,072,125)   (1,109,117)    (693,440)   (48,172)
                                          ----------    ----------     --------    -------
Net (decrease) in shares outstanding ..     (152,657)      (53,741)     (58,239)   (33,656)
                                          ==========    ==========     ========    =======

                                                        BBH
                                                       ComSet
                                                        Class
                                                     ----------
Money Market Beacon Fund
Shares sold ......................................    5,382,427
Reinvestment of dividends ........................            3
Shares redeemed ..................................   (3,955,843)
                                                     ----------
Net increase in shares outstanding ...............    1,426,587
                                                     ==========

                                                      Cash
                                                   Management   PlanAhead   Platinum
                                                      Class       Class       Class
                                                   ----------   ---------   --------
U.S. Government Money Market Beacon Fund
Shares sold ....................................     132,887      8,531       4,299
Reinvestment of dividends ......................          81         14          62
Shares redeemed ................................    (120,104)    (8,974)     (8,373)
                                                    --------     ------      ------
Net increase (decrease) in shares outstanding ..      12,864       (429)     (4,012)
                                                    ========     ======      ======

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                   Cash Management Class
                                                                   Year Ended December 31,
                                                   ----------------------------------------------------
                                                     2008       2007       2006       2005       2004
                                                   --------   --------   --------   --------   --------
Net asset value, beginning of period ...........   $  1 .00   $  1 .00   $   1.00   $   1.00   $   1.00
                                                   --------   --------   --------   --------   --------
Income from investment operations:
   Net investment income(A) ....................      0 .03      0 .05       0.05       0.03       0.01
   Net realized gain on investments(B) .........         --         --         --         --         --
                                                   --------   --------   --------   --------   --------
Total income from investment operations ........      0 .03      0 .05       0.05       0.03       0.01
                                                   --------   --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ........     (0 .03)   (0 .05)      (0.05)     (0.03)     (0.01)
   Distributions from net realized gains on
      investments (B)...........................         --         --         --         --         --
                                                   --------   --------   --------   --------   --------
Total distributions ............................     (0 .03)    (0 .05)     (0.05)     (0.03)     (0.01)
                                                   --------   --------   --------   --------   --------
Net asset value, end of period .................   $  1 .00   $  1 .00   $   1.00   $   1.00   $   1.00
                                                   ========   ========   ========   ========   ========
Total return ...................................       2.71%      5.28%      5.05%      3.19%      1.30%
                                                   ========   ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ....   $104,847   $349,249   $501,905   $200,010   $434,587
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers .................       0.15%      0.15%      0.15%      0.15%      0.15%
      Expenses, before waivers .................       0.20%      0.19%      0.20%      0.23%      0.23%
      Net investment income, net of waivers ....       2.77%      5.18%      5.04%      3.08%      1.34%
      Net investment income, before waivers ....       2.72%      5.14%      4.99%      3.00%      1.26%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

(B)  Amount is less than $0.01 per share.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                Institutional Class
                                                               Year Ended December 31,
                                                     ---------------------------------------------
                                                       2008      2007     2006      2005    2004
                                                     -------  --------  --------  -------  -------
Net asset value, beginning of period .............   $  1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                                     -------  --------  --------  -------  -------
Income from investment operations:
   Net investment income(A) ......................      0.03      0.05      0.05     0.03     0.01
   Net realized gain on investments(B) ...........        --        --        --       --       --
                                                     -------  --------  --------  -------  -------
Total income from investment operations ..........      0.03      0.05      0.05     0.03     0.01
                                                     -------  --------  --------  -------  -------
Less distributions:
   Dividends from net investment income ..........     (0.03)    (0.05)    (0.05)   (0.03)   (0.01)
   Distributions from net realized gains on
   investments(B) ................................        --        --        --       --       --
                                                     -------  --------  --------  -------  -------
Total distributions ..............................     (0.03)    (0.05)   (0 .05)  (0 .03)  (0 .01)
                                                     -------  --------  --------  -------  -------
Net asset value, end of period ...................   $  1.00  $   1.00  $   1.00  $  1.00  $  1.00
                                                     =======  ========  ========  =======  =======
Total return .....................................      2.68%     5.24%     4.99%    3.06%    1.20%
                                                     =======  ========  ========  =======  =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $ 3,317  $450,662  $504,403  $36,421  $34,146
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ...................      0.17%     0.18%     0.19%    0.28%    0.24%
      Expenses, before waivers ...................      0.23%     0.22%     0.23%    0.28%    0.24%
      Net investment income, net of waivers ......      2.93%     5.13%     5.06%    3.07%    1.05%
      Net investment income, before waivers ......      2.87%     5.10%     5.02%    3.07%    1.05%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

(B)  Amount is less than $0.01 per share.

AMERICAN BEACON MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                         PlanAhead Class
                                                                     Year Ended December 31,
                                                     ---------------------------------------------------
                                                       2008       2007      2006       2005       2004
                                                     -------   --------   --------   --------   --------
Net asset value, beginning of period .............   $ 1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                     ------    --------   --------   --------   --------
Income from investment operations:
   Net investment income(A) ......................     0.02        0.05       0.05       0.03       0.01
   Net realized gain on investments(B) ...........       --          --         --         --         --
                                                     ------    --------   --------   --------   --------
Total income from investment operations ..........     0.02        0.05       0.05       0.03       0.01
                                                     ------    --------   --------   --------   --------
Less distributions:
   Dividends from net investment income ..........    (0.02)      (0.05)     (0.05)     (0.03)     (0.01)
   Distributions from net realized gains on
      investments(B) .............................       --          --         --         --         --
                                                     ------    --------   --------   --------   --------
Total distributions ..............................    (0.02)      (0.05)     (0.05)     (0.03)     (0.01)
                                                     ------    --------   --------   --------   --------
Net asset value, end of period ...................   $ 1.00    $   1.00   $   1.00   $   1.00   $   1.00
                                                     ======    ========   ========   ========   ========
Total return .....................................     2.35%       4.94%      4.69%      2.82%      0.93%
                                                     ======    ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $6,306    $112,278   $170,518   $236,903   $132,438
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ...................     0.48%       0.47%      0.49%      0.51%      0.51%
      Expenses, before waivers ...................     0.48%       0.47%      0.49%      0.51%      0.51%
      Net investment income, net of waivers ......     2.65%       4.85%      4.59%      2.83%      0.94%
      Net investment income, before waivers ......     2.65%       4.84%      4.59%      2.83%      0.94%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

(B)  Amount is less than $0.01 per share.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                Cash Management Class
                                                                Year Ended December 31,
                                                     ----------------------------------------------
                                                       2008      2007     2006     2005      2004
                                                     -------   -------   ------   -------   -------
Net asset value, beginning of period .............   $  1.00   $  1.00   $ 1.00   $  1.00   $  1.00
                                                     -------   -------   ------   -------   -------
Income from investment operations:
   Net investment income(A) ......................      0.02      0.05     0.05      0.03      0.01
   Net realized gain on investments(B) ...........        --        --       --        --        --
                                                     -------   -------   ------   -------   -------
Total income from investment operations ..........      0.02      0.05     0.05      0.03      0.01
                                                     -------   -------   ------   -------   -------
Less distributions:
   Dividends from net investment income ..........     (0.02)    (0.05)   (0.05)    (0.03)    (0.01)
   Distributions from net realized gains on
      investments (B) ............................        --        --       --        --        --
                                                     -------   -------   ------   -------   -------
Total distributions ..............................     (0.02)    (0.05)   (0.05)    (0.03)    (0.01)
                                                     -------   -------   ------   -------   -------
Net asset value, end of period ...................   $  1.00   $  1.00   $ 1.00   $  1.00   $  1.00
                                                     =======   =======   ======   =======   =======
Total return .....................................      2.29%     5.13%    4.97%     3.12%     1.22%
                                                     =======   =======   ======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $19,372   $16,433   $3,568   $22,518   $28,591
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ...................      0.15%     0.15%    0.19%     0.19%     0.19%
      Expenses, before waivers ...................      0.44%     0.60%    0.64%     0.38%     0.29%
      Net investment income, net of waivers ......      2.10%     4.87%    4.60%     2.99%     1.21%
      Net investment income, before waivers ......      1.81%     4.42%    4.16%     2.80%     1.11%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

(B)  Amount is less than $0.01 per share.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                  PlanAhead Class
                                                               Year Ended December 31,
                                                     ------------------------------------------
                                                      2008     2007     2006     2005     2004
                                                     ------   ------   ------   ------   ------
Net asset value, beginning of period .............   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     ------   ------   ------   ------   ------
Income from investment operations:
   Net investment income(A) ......................     0.02     0.05     0.04     0.03     0.00(B)
   Net realized gain on investments(B) ...........       --       --       --       --       --
                                                     ------   ------   ------   ------   ------
Total income from investment operations ..........     0.02     0.05     0.04     0.03     0.00
                                                     ------   ------   ------   ------   ------
Less distributions:
   Dividends from net investment income ..........    (0.02)   (0.05)   (0.04)   (0.03)    0.00(B)
   Distributions from net realized gains on
      investments(B) .............................       --       --       --       --       --
                                                     ------   ------   ------   ------   ------
Total distributions ..............................    (0.02)   (0.05)   (0.04)   (0.03)    0.00
                                                     ------   ------   ------   ------   ------
Net asset value, end of period ...................   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                                     ======   ======   ======   ======   ======
Total return .....................................     1.90%    4.65%    4.51%    2.71%    0.85%
                                                     ======   ======   ======   ======   ======
Ratios and supplemental data:
   Net assets, end of period (in thousands) ......   $  436   $1,628   $2,058   $1,933   $5,370
   Ratios to average net assets (annualized):(A)
      Expenses, net of waivers ...................     0.61%    0.61%    0.63%    0.58%    0.56%
      Expenses, before waivers ...................     0.85%    1.20%    1.02%    0.61%    0.57%
      Net investment income, net of waivers ......     2.02%    4.56%    4.39%    2.47%    0.68%
      Net investment income, before waivers ......     1.79%    3.97%    4.00%    2.44%    0.67%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

(B)   Amount is less than $0.01 per share.

AMERICAN BEACON MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of American Beacon Master Trust:

We have audited the accompanying statements of assets and liabilities of American Beacon Master Trust, comprised of the American Beacon Money Market Portfolio and the American Beacon U.S. Government Money Market Portfolio (collectively, the "Portfolios"), including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Beacon Master Trust as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                /s/ Ernst & Young LLP

Dallas, Texas
February 25, 2009

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                                        PAR
                                                                                       AMOUNT          VALUE
                                                                                    ------------    -----------
                                                                                       (DOLLARS IN THOUSANDS)
CERTIFICATES OF DEPOSIT AND BANK NOTES - 17.67%
   Commonwealth Bank of Australia N.Y., 0.90%, Due 2/18/2009 ...................    $     30,000    $    30,000
   DNB NOR Bank ASA N.Y., 0.73%, Due 2/20/2009 .................................          30,000         30,000
   Lloyds TSB Bank N.Y., 1.60%, Due 2/10/2009 ..................................          30,000         30,000
   Societe Generale N.Y., 0.85%, Due 3/12/2009 ++ ..............................          50,000         50,000
   Svenska Handelsbanken AB N.Y., 1.50%, Due 2/9/2009 ..........................          30,000         30,000
                                                                                                    -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ................................                        170,000
                                                                                                    -----------
COMMERCIAL PAPER - 38.91%
   Alpine Securitization Corp., 0.95%, Due 1/28/2009 # .........................          30,000         29,979
   Bank of Nova Scotia N.Y., 0.50%, Due 2/12/2009 ..............................          45,000         44,960
   BNP Paribas Finance Inc., 1.25%, Due 2/17/2009 ..............................          30,000         29,951
   Danske Corp., 1.49%, Due 2/17/2009 # ........................................          30,000         29,942
   Gemini Securitization Corp. LLC, 1.25%, Due 3/11/2009 # .....................          30,000         29,928
   National Australia Funding (Del) Inc., 1.25%, Due 2/13/2009 # ...............          30,000         29,955
   Nordea North America, Inc., 1.10%, Due 3/9/2009 .............................          30,000         29,938
   Surrey Funding Corp., 1.50%, Due 1/12/2009 # ................................          30,000         29,986
   Toyota Motor Credit Corp.,
      0.55%, Due 1/14/2009 .....................................................          15,000         14,997
      0.95%, Due 1/15/2009 .....................................................          30,000         29,989
   Variable Funding Capital Co. LLC, 1.60%, Due 3/26/2009 # ....................          45,000         44,832
   Windmill Funding Corp., 1.20%, Due 3/9/2009 # ...............................          30,000         29,933
                                                                                                    -----------
   TOTAL COMMERCIAL PAPER ......................................................                        374,390
                                                                                                    -----------
TIME DEPOSITS - 4.16%
   Dexia Credit Local S.A., 0.35%, Due 1/2/2009 ................................          40,000         40,000
                                                                                                    -----------

                                                                                       SHARES
                                                                                    ------------
SHORT TERM INVESTMENTS - 9.97%
OTHER SHORT-TERM INVESTMENTS - 9.97%
   Goldman Sachs Financial Square Government Fund ..............................      48,000,000         48,000
   JP Morgan U.S. Government Money Market Fund .................................      48,000,000         48,000
                                                                                                    -----------
   TOTAL SHORT TERM INVESTMENTS ................................................                         96,000
                                                                                                    -----------

                                                                                         PAR
                                                                                       AMOUNT
                                                                                    ------------
REPURCHASE AGREEMENTS - 29.27%
   Bank of America, NA, 0.24%, Due 1/2/2009 (Held at Bank of New York Mellon,
      Collateralized by Mortgage Obligations valued at $51,360, 2/23/2036) .....    $     48,000         48,000
   Barclays Capital, Inc., 0.29%, Due 1/2/2009 (Held at Bank of New York Mellon,
      Collateralized by Equity Securities valued at $50,400) ...................          48,000         48,000
   Credit Suisse Securities (USA) LLC, 0.29%, Due 1/2/2009 (Held at JPMorgan
      Chase, Collateralized by Equity Securities valued at $49,500) ............          45,000         45,000
   Deutsche Bank Securities, Inc., 0.24%, Due 1/2/2009 (Held at Bank of New York
      Mellon, Collateralized by Equity Securities valued at $52,800) ...........          48,000         48,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                                        PAR
                                                                                       AMOUNT          VALUE
                                                                                    ------------    -----------
                                                                                       (DOLLARS IN THOUSANDS)
   Goldman Sachs & Co., 0.04%, Due 1/2/2009 (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency Obligations valued at $2,711,
      4.0% - 10.5%, 3/1/2010 - 11/1/2036) ......................................    $      2,658    $     2,658
   JP Morgan Chase & Co., 0.29%, Due 1/2/2009 (Held at JPMorgan Chase,
      Collateralized by Equity Securities valued at $47,249) ...................          45,000         45,000
   Morgan Stanley & Co., 0.39%, Due 1/2/2009 (Held at JPMorgan Chase,
      Collateralized by Equity Securities valued at $49,500) ...................          45,000         45,000
                                                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS .................................................                        281,658
                                                                                                    -----------
TOTAL INVESTMENTS - 99.98% (COST $962,048) .....................................                    $   962,048
OTHER ASSETS, NET OF LIABILITIES - 0.02% .......................................                            240
                                                                                                    -----------
TOTAL NET ASSETS - 100.00% .....................................................                    $   962,288
                                                                                                    ===========

     Percentages are stated as a percent of net assets.

++ Obligation is subject to an unconditional put back to the issuer with one business day notice.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $224,555 or 23.34% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                                        PAR
                                                                                       AMOUNT          VALUE
                                                                                    ------------    -----------
                                                                                       (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 40.83%
FEDERAL HOME LOAN BANK - 12.67%
      4.12%, Due 1/9/2009 ......................................................    $     25,000    $    25,001
      3.346%, Due 1/28/2009 ....................................................          25,000         25,000
                                                                                                    -----------
                                                                                                         50,001
                                                                                                    -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 18.96%
      0.22%, Due 2/13/2009 .....................................................           6,700          6,698
      1.80%, Due 3/3/2009 ......................................................          10,000          9,970
      1.75%, Due 3/6/2009 ......................................................           5,000          4,984
      1.75%, Due 3/16/2009 .....................................................          10,000          9,964
      1.65%, Due 4/1/2009 ......................................................          10,000          9,959
      0.35%, Due 4/14/2009 .....................................................          13,335         13,322
      1.405%, Due 6/2/2009 .....................................................           5,000          4,970
      1.05%, Due 6/24/2009 .....................................................          10,000          9,949
      1.05%, Due 7/10/2009 .....................................................           5,000          4,972
                                                                                                    -----------
                                                                                                         74,788
                                                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 9.20%
      1.60%, Due 3/13/2009 .....................................................           6,500          6,480
      1.20%, Due 5/5/2009 ......................................................           5,000          4,979
      1.49%, Due 5/13/2009 .....................................................           5,000          4,973
      1.28%, Due 6/22/2009 .....................................................           5,000          4,969
      0.35%, Due 7/1/2009 ......................................................           5,000          4,991
      1.08%, Due 10/1/2009 .....................................................          10,000          9,918
                                                                                                    -----------
                                                                                                         36,310
                                                                                                    -----------
   TOTAL U.S. AGENCY OBLIGATIONS ...............................................                        161,099
                                                                                                    -----------

                                                                                       SHARES
                                                                                    ------------
SHORT TERM INVESTMENTS - 9.63%
OTHER SHORT-TERM INVESTMENTS - 9.63%
   Goldman Sachs Financial Square Government Fund ..............................      19,000,000         19,000
   JP Morgan U.S. Government Money Market Fund .................................      19,000,000         19,000
                                                                                                    -----------
   TOTAL SHORT TERM INVESTMENTS ................................................                         38,000
                                                                                                    -----------

                                                                                        PAR
                                                                                       AMOUNT
                                                                                    ------------
REPURCHASE AGREEMENTS - 49.47%
   Banc of America Securities LLC, 0.10%, Due 1/2/2009 (Held at Bank of New York
      Mellon, Collateralized by U.S. Government Agency Obligations valued at
      $91,800, 5.0%, 1/1/2035) .................................................    $     90,000         90,000
   Barclays Capital, Inc., 0.03%, Due 1/2/2009 (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency Obligations valued at $45,900,
      4.0% - 5.5%, 9/1/2023 - 2/1/2038) ........................................          45,000         45,000
   Credit Suisse Securities (USA) LLC, 0.07%, Due 1/2/2009 (Held at JPMorgan
      Chase, Collateralized by U.S. Government Agency Obligations valued at
      $51,002, 4.0% - 8.5%, 8/1/2009 - 1/1/2039) ...............................          50,000         50,000

                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2008

                                                                                        PAR
                                                                                       AMOUNT          VALUE
                                                                                    ------------    -----------
                                                                                       (DOLLARS IN THOUSANDS)
   Goldman Sachs & Co., 0.04%, Due 1/2/2009 (Held at Bank of New York Mellon,
      Collateralized by U.S. Government Agency Obligations valued at $10,425,
      4.0% - 11.5%, 12/1/2011 - 11/1/2038) .....................................    $     10,221    $    10,221
                                                                                                    -----------
   TOTAL REPURCHASE AGREEMENTS .................................................                        195,221
                                                                                                    -----------
TOTAL INVESTMENTS - 99.93% (COST $394,320) .....................................                    $   394,320
OTHER ASSETS, NET OF LIABILITIES - 0.07% .......................................                            284
                                                                                                    -----------
TOTAL NET ASSETS - 100.00% .....................................................                    $   394,604
                                                                                                    ===========

Percentages are stated as a percent of net assets.

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 (IN THOUSANDS)

                                                                                       U.S. GOVERNMENT
                                                                        MONEY MARKET     MONEY MARKET
                                                                        ------------   ---------------
ASSETS:
   Investment in securities at value (cost - $680,390 and $199,099,
      respectively) .................................................     $680,390         $199,099
   Repurchase agreements (cost - $281,658 and $195,221,
      respectively) .................................................      281,658          195,221
   Dividends and interest receivable ................................          432              429
   Prepaid expenses .................................................          160                9
                                                                          --------         --------
      TOTAL ASSETS ..................................................      962,640          394,758
                                                                          --------         --------
LIABILITIES:
   Management and investment advisory fees payable (Note 2) .........          230               33
   Other liabilities ................................................          122              121
                                                                          --------         --------
      TOTAL LIABILITIES .............................................          352              154
                                                                          --------         --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ............     $962,288         $394,604
                                                                          ========         ========

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008 (IN THOUSANDS)

                                                                            U.S. GOVERNMENT
                                                            MONEY MARKET      MONEY MARKET
                                                          ---------------   ---------------
INVESTMENT INCOME:
   Dividend income ....................................       $ 31,989          $ 1,475
   Interest income ....................................       $310,930          $19,060
                                                              --------          -------
      TOTAL INVESTMENT INCOME .........................        342,919           20,535
                                                              --------          -------
EXPENSES:
   Management and investment advisory fees (Note 2) ...         11,068              725
   Custodian fees .....................................            383               25
   Professional fees ..................................            100               27
   Other expenses .....................................            534               51
                                                              --------          -------
      TOTAL EXPENSES ..................................         12,085              828
                                                              --------          -------
   Less reimbursement of fund expense (Note 2) ........             --              (20)
                                                              --------          -------
      NET EXPENSES ....................................         12,085              808
                                                              --------          -------
NET INVESTMENT INCOME .................................        330,834           19,727
                                                              --------          -------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments ...................            197              132
                                                              --------          -------
      NET GAIN ON INVESTMENTS .........................            197              132
                                                              --------          -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..       $331,031          $19,859
                                                              ========          =======

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

                                                                                 U.S. GOVERNMENT MONEY
                                                        MONEY MARKET                    MARKET
                                                   Year Ended December 31,       Year Ended December 31,
                                               -----------------------------   -------------------------
                                                    2008           2007            2008         2007
                                               -------------   -------------   -----------   -----------
INCREASE IN NET ASSETS:
OPERATIONS:
   Net investment income ...................   $     330,834   $     824,823   $    19,727   $    47,203
   Net realized gain on investments ........             197             127           132             3
                                               -------------   -------------   -----------   -----------
      TOTAL INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS ...................         331,031         824,950        19,859        47,206
                                               -------------   -------------   -----------   -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
   Contributions ...........................     125,022,264     202,886,002     6,267,108     8,639,093
   Withdrawals                                  (137,575,006)   (203,255,122)   (7,274,347)   (7,867,711)
                                               -------------   -------------   -----------   -----------
      NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM TRANSACTIONS IN
      INVESTORS' BENEFICIAL INTERESTS ......     (12,552,742)       (369,120)   (1,007,239)      771,382
                                               -------------   -------------   -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS ...     (12,221,711)        455,830      (987,380)      818,588
                                               -------------   -------------   -----------   -----------
NET ASSETS:
   Beginning of period .....................      13,183,999      12,728,169     1,381,984       563,396
                                               -------------   -------------   -----------   -----------
   END OF PERIOD ...........................   $     962,288   $  13,183,999   $   394,604   $ 1,381,984
                                               =============   =============   ===========   ===========

FINANCIAL HIGHLIGHTS

                                                         Money Market
                                                    Year Ended December 31,
                                             ------------------------------------
                                              2008    2007    2006    2005   2004
                                             -----   -----   -----   -----   ----
Total return .............................   2.75%   5.33%   5.09%   3.25%   1.34%
Ratios to average net assets (annualized):
   Expenses ..............................   0.11%   0.11%   0.11%   0.11%   0.11%
   Net investment income .................   2.94%   5.19%   5.03%   3.20%   1.30%

                                                 U.S. Government Money Market
                                                    Year Ended December 31,
                                             ------------------------------------
                                              2008    2007    2006    2005    2004
                                             -----   -----   -----   -----   ----
Total return .............................   2.34%   5.18%   5.04%   3.19%   1.30%
Ratios to average net assets (annualized):
   Expenses ..............................   0.11%   0.11%   0.12%   0.12%   0.11%
   Net investment income .................   2.68%   4.98%   4.97%   3.15%   1.30%

                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio and American Beacon Master U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     Effective September 12, 2008, American Beacon Advisors, Inc. (the "Manager") became a wholly-owned subsidiary of Lighthouse Holdings, Inc., which is indirectly owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P., two private equity firms. Prior to September 12, the Manager was a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. which retained a minority interest in the parent company of Lighthouse Holdings, Inc.

     The following is a summary of the significant accounting policies followed by the Portfolios.

Valuation of Investments

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

     The Portfolios adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective with the beginning of the Portfolios' fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

     Level 1 - Quoted prices in active markets for identical securities.

     Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

     Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

     A summary of the inputs used to value the Portfolios' investments as of December 31, 2008 is as follows (in thousands):

AMERICAN BEACON MASTER TRUST PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

                                                      Investments in Securities
                                                   ------------------------------
                                                                  U.S. Government
                Valuation Inputs                   Money Market     Money Market
                ----------------                   ------------   ---------------
Level 1 - Quoted Prices ........................      $ 96,000        $ 38,000
Level 2 - Other significant observable inputs ..       866,048         356,320
Level 3 - Significant unobservable inputs ......            --              --
                                                      --------        --------
Total                                                 $962,048        $394,320

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Redemption in Kind

     Beginning September 19, 2008, proceeds from redemption requests exceeding $250,000 were made in pro rata payments of cash and in-kind distributions of securities held by the Money Market Portfolio. The Money Market Portfolio and feeder funds of the Money Market Portfolio implemented this procedure to prevent redemptions from forcing the sale of securities below their economic value, which would have resulted in a material adverse impact on the Money Market Portfolio and the remaining shareholders. The policy was lifted on December 12, 2008. During this time, beneficial interests of the Portfolio totaling 938,602 (in thousands) were redeemed.

Federal Income Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

     For FASB Interpretation No. 48, "Accounting for Uncertainties in Income Taxes" ("FIN 48") purposes, there are no unrecognized tax benefits as of December 31, 2008 included in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by the Internal Revenue Service. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations. For the year ended December 31, 2008, the Portfolios recognized $0 in interest and penalties.

Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by

AMERICAN BEACON MASTER TRUST PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

government securities or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated. Certain prior year amounts have been reclassed in order to be consistent with current year presentation.

Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. TRANSACTIONS WITH AFFILIATES

Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager received from each Portfolio 0.10% of its average daily net assets through September 11, 2008. From September 12, 2008 the Manager receives 0.09% of the average daily net asset of each Portfolio.

Administrative Services Agreement

     Beginning September 12, 2008, the Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Portfolios. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of each Portfolio.

Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2008, the credit facility was not utilized.

Reimbursement of Expenses

     The Manager voluntarily waived a portion of its fee for the U.S. Government Portfolio. Fees totaling $19,659 were waived for the year ended December 31, 2008.

AMERICAN BEACON FUNDS
PRIVACY POLICY & FEDERAL TAX INFORMATION
DECEMBER 31, 2008  (UNAUDITED)

PRIVACY POLICY

     The American Beacon Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

          -    information we receive from you on applications or other forms;

          - information about your transactions with us or our service providers; and

          -    information we receive from third parties.

     We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

FEDERAL TAX INFORMATION

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those in other areas of this report because of differences between tax and financial reporting requirements.

The distributions to shareholders during the tax year ended December 31, 2008 include short-term capital gains of $45,566 and $11,938 for the Money Market Fund and U.S. Government Money Market Fund, respectively.

We are required by Internal Revenue Code to advise you within 60 days of the Funds' fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2008. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-DIV, Box 1a.

Of the ordinary dividends paid to shareholders of the U.S. Government Money Market Fund during the tax year ended December, 2008, 29.4% were derived from U.S. Treasury Obligations.

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON FUNDS
 (UNAUDITED)

     The Trustees and officers of the American Beacon Funds (the "Trust") are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-three funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Mileage Funds, and the American Beacon Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                           POSITION, TERM OF
                           OFFICE AND LENGTH
                             OF TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH THE TRUST                   AND CURRENT DIRECTORSHIPS
---------------------      ------------------   ----------------------------------------------------
INTERESTED
TRUSTEES                          Term
                           Lifetime of Trust
                             until removal,
                             resignation or
                              retirement*

Alan D. Feld** (72)        Trustee since 1996   Sole Shareholder of a professional corporation which
                                                is a Partner in the law firm of Akin, Gump, Strauss,
                                                Hauer & Feld, LLP (1960-Present); Director, Clear
                                                Channel Communications (1984-2008); Trustee,
                                                CenterPoint Properties (1994- 2006); Member, Board
                                                of Trustees, Southern Methodist University ; Member,
                                                Board of Visitors, M.D. Anderson Hospital; Board of
                                                Visitors, Zale/Lipshy Hospital; American Beacon
                                                Mileage Funds (1996-Present); American Beacon Master
                                                Trust (1996-Present); American Beacon Select Funds
                                                (1999-Present)

NON-INTERESTED
TRUSTEES                          Term
W. Humphrey Bogart (64)    Trustee since 2004   Board Member, Baylor University Medical Center
                                                Foundation (1992-2004); Consultant, New River Canada
                                                Ltd. (mutual fund servicing company) (1998-2003);
                                                President and CEO, Allmerica Trust Company, NA
                                                (1996-1997); President and CEO, Fidelity Investments
                                                Southwest Company (1983-1995); Senior Vice President
                                                of Regional Centers, Fidelity Investments
                                                (1988-1995); American Beacon Mileage Funds
                                                (2004-Present); American Beacon Master Trust
                                                (2004-Present); American Beacon Select Funds
                                                (2004-Present)

Brenda A. Cline (48)       Trustee since 2004   Executive Vice President, Chief Financial Officer,
                                                Treasurer and Secretary, Kimbell Art Foundation
                                                (1993-Present); Trustee, Texas Christian University
                                                (1998- Present); Trustee, W.I. Cook Foundation, Inc.
                                                (d/b/a Cook Children's Health Foundation)
                                                (2001-2006); Director, Christian Church Foundation
                                                (1999-2007); American Beacon Mileage Funds
                                                (2004-Present); American Beacon Master Trust
                                                (2004-Present); American Beacon Select Funds
                                                (2004-Present)

Eugene J. Duffy (54)       Trustee since 2008   Principal and Executive Vice President, Paradigm
                                                Asset Management (1994- Present); Director, Sunrise
                                                Bank of Atlanta (2008-Present); Chairman, Special
                                                Contributions Fund Board of Trustees, National
                                                Association for the Advancement of Colored People
                                                (2007-Present); Trustee, National Association for
                                                the Advancement of Colored People (2000-Present);
                                                Board of Visitors, Emory University (2006-Present);
                                                Trustee, Atlanta Botanical Garden (2006-Present);
                                                Board Member, Willie L. Brown Jr. Institute on
                                                Politics and Public Service (2001- Present); Chair,
                                                National Association of Securities Professionals
                                                (2000-2002); Deputy Chief Administrative Officer,
                                                City of Atlanta (1985-1990); American Beacon Mileage
                                                Funds (2008-Present); American Beacon Master Trust
                                                (2008- Present); American Beacon Select Funds
                                                (2008-Present)

Thomas M. Dunning (65)     Trustee since 2008   Consultant, (2008-Present); Chairman (1998-2008) and
                                                Chief Executive Officer (1998-2007), Lockton Dunning
                                                Benefits (consulting firm in employee benefits);
                                                Director, Oncor Electric Delivery Company LLC
                                                (2007-Present); Immediate Past Chairman and Board
                                                Member (2003-Present), Dallas Citizens Council;
                                                Director, Baylor Health Care System Foundation
                                                (2007-Present); Vice Chair, State Fair of Texas
                                                (1987-Present); Board Member, Southwestern Medical
                                                Foundation (1994- Present); American Beacon Mileage
                                                Funds (2008-Present); American Beacon Master Trust
                                                (2008-Present); American Beacon Select Funds
                                                (2008-Present)

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON FUNDS
(UNAUDITED)

                           POSITION, TERM OF
                           OFFICE AND LENGTH
                             OF TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH THE TRUST                   AND CURRENT DIRECTORSHIPS
---------------------      ------------------   ----------------------------------------------------
NON-INTERESTED
TRUSTEES (CONT.)

Richard A. Massman (65)   Trustee since 2004    Senior Vice President and General Counsel, Hunt
                          Chairman since 2008   Consolidated, Inc. (holding company engaged in oil
                                                and gas exploration and production, refining, real
                                                estate, farming, ranching and venture capital
                                                activities) (1994-Present). Chairman (2007- Present)
                                                and Director (2005-Present), The Dallas Opera
                                                Foundation; Chairman (2006-Present) and Director
                                                (2005-Present), Temple Emanu-El Foundation; Trustee,
                                                Presbyterian Hospital Foundation (2006-Present);
                                                American Beacon Mileage Funds (2004-Present);
                                                American Beacon Master Trust (2004-Present);
                                                American Beacon Select Funds (2004-Present)

R. Gerald Turner (63)      Trustee since 2001   President, Southern Methodist University
225 Perkins Admin. Bldg.                        (1995-Present); Director, ChemFirst (1986-2002);
Southern Methodist Univ.                        Director, J.C. Penney Company, Inc. (1996-Present);
Dallas, Texas 75275                             Director, California Federal Preferred Capital Corp.
                                                (2001-2003); Director, Kronus Worldwide Inc.
                                                (chemical manufacturing) (2003-Present); Director,
                                                First Broadcasting Investment Partners, LLC
                                                (2003-2007); Member, Salvation Army of Dallas Board
                                                of Directors; Member, Methodist Healthcare Advisory
                                                Board; Co- Chair, Knight Commission on
                                                Intercollegiate Athletics; American Beacon Mileage
                                                Funds (2001-Present); American Beacon Master Trust
                                                (2001-Present); American Beacon Select Funds
                                                (2001-Present)

Paul J. Zucconi,CPA (67)   Trustee since 2008   Director, Affirmative Insurance Holdings, Inc.
                                                (producer of nonstandard automobile insurance)
                                                (2004-present); Director, Titanium Metals
                                                Corporation (producer of titanium melted and mill
                                                products and sponge) (2002- present); Director,
                                                Torchmark Corporation (life and health insurance
                                                products) (2002- present); Director, National Kidney
                                                Foundation serving North Texas (2003- Present);
                                                Director, Dallas Chapter of National Association of
                                                Corporate Directors (2004-Present); Partner, KPMG
                                                (1976-2001); American Beacon Mileage Funds
                                                (2008-Present); American Beacon Master Trust
                                                (2008-Present); American Beacon Select Funds
                                                (2008-Present)

OFFICERS
                                  Term
                                One Year

William F. Quinn (60)        President from     Chairman (2006-Present) and CEO (2006-2007),
                              1987 to 2007      President (1986-2006) and Director (2003-Present),
                           and 2008 to Present  American Beacon Advisors, Inc.; Chairman (1989-2003)
                             Executive Vice     and Director (1979-1989, 2003-Present), American
                             President from     Airlines Federal Credit Union; Director, Crescent
                              2007 to 2008      Real Estate Equities, Inc.(1994-2007); Director,
                              Trustee from      Pritchard, Hubble & Herr, LLC (investment advisor)
                              1987 to 2008      (2001-2006); Director of Investment Committee,
                                                Southern Methodist University Endowment Fund
                                                (1996-Present); Member, Southern Methodist
                                                University Cox School of Business Advisory Board
                                                (1999-2002); Member, New York Stock Exchange Pension
                                                Manager Committee (1997-1998, 2000-2002,
                                                2006-Present); Chairman (2007-Present) and Vice
                                                Chairman (2004-2007), Committee for the Investment
                                                of Employee Benefits; Director, United Way of
                                                Metropolitan Tarrant County (1988-2000,
                                                2004-Present); Trustee, American Beacon Mileage
                                                Funds (1995-2008); Trustee, American Beacon Select
                                                Funds (1999-2008); Trustee, American Beacon Master
                                                Trust (1995-2008).

Rosemary K. Behan (49)      VP, Secretary and   Vice President, Legal and Compliance, American
                               Chief Legal      Beacon Advisors, Inc. (2006- Present); Assistant
                           Officer since 2006   General Counsel, First Command Financial Planning,
                                                Inc. (2004-2006); Enforcement Attorney (2002-2004)
                                                and Branch Chief (2000-2002), Securities and
                                                Exchange Commission.

Brian E. Brett (48)           VP since 2004     Vice President, Director of Sales and Marketing,
                                                American Beacon Advisors, Inc. (2004-Present);
                                                Regional Vice President, Neuberger Berman, LLC
                                                (investment advisor) (1996-2004).

TRUSTEES AND OFFICERS OF THE AMERICAN BEACON FUNDS
(UNAUDITED)

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                             OF TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS        WITH THE TRUST                   AND CURRENT DIRECTORSHIPS
---------------------      ------------------   ----------------------------------------------------
Wyatt Crumpler (42)           VP since 2007     Vice President, Trust Investments, American Beacon
                                                Advisors, Inc. (2007- Present); Managing Director of
                                                Corporate Accounting (2004-2007), Director of IT
                                                Strategy and Finance (2002-2004), American Airlines,
                                                Inc.

Michael W. Fields (54)        VP since 1989     Vice President, Fixed Income Investments, American
                                                Beacon Advisors, Inc. (1988-Present).

Rebecca L. Harris (42)       Treasurer since    Vice President, Finance, American Beacon Advisors,
                                  1995          Inc. (1995-Present).

Christina E. Sears (37)     Chief Compliance    Chief Compliance Officer, American Beacon Advisors,
                           Officer since 2004   Inc. (2004-Present); Senior Compliance Analyst,
                                and Asst.       American Beacon Advisors, Inc. (1998-2004).
                             Secretary since
                                  1999

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

** Mr. Feld is deemed to be an "interested person" of the Trust, as defined by the 1940 Act. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager and one or more of the Trust's sub-advisors.

RESULTS OF SHAREHOLDER MEETING
(UNAUDITED)

     A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the "Beacon Trust"), the American Beacon Select Funds (the "Select Trust"), and the American Beacon Mileage Funds (the "Mileage Trust") was held on August 22, 2008. The shareholders of the Money Market and the U.S. Government Money Market Funds (the "Funds") approved a new investment management agreement between American Beacon Advisors, Inc. and the Funds. This proposal required a majority of shareholders of each Fund to achieve a quorum. The following are the results of the shareholder votes for this proposal:

            FUND                      FOR             AGAINST         ABSTAIN         NON-VOTING
            ----               -----------------   -------------   -------------   ---------------
Money Market Fund              1,476,635,057.525       3,700.000   3,828,338.210   759,108,024.320
U.S. Govt. Money Market Fund      30,926,226.210             -0-             -0-               -0-
Money Market Select fund       4,647,553,318.330             -0-     301,904.000   990,879,183.230
U.S. Govt. Select Fund           376,578,304.880      86,995.210             -0-               -0-
Money Market Mileage Fund         31,003,631.310   6,775,050.300     456,806.870               -0-

     The shareholders of the Beacon Trust, Select Trust, and Mileage Trust (collectively, the "Trusts") also approved the re-election of five of the current Trustees to the Board of the Trusts and the election of three additional Trustees to the Board. This proposal required a majority of the shareholders of the Trusts to vote to achieve a quorum. The following are the results of the election of each Trustee:

                           BEACON TRUST       SELECT TRUST     MILEAGE TRUST
                        -----------------   ----------------   -------------
ALAN D. FELD
Affirmative .........   12,634,553,751.62   5,579,522,662.80   30,648,100.70
Withhold ............      519,818,259.90     435,877,042.85    7,587,387.78

W. HUMPHREY BOGART
Affirmative .........   12,999,746,162.82   6,013,838,886.28   30,717,064.11
Withhold ............      154,625,848.70       1,560,819.37    7,518,424.37

BRENDA A. CLINE
Affirmative .........   13,009,050,779.42   6,015,104,773.65   31,044,304.34
Withhold ............      145,321,232.10         294,932.00    7,191,184.14

RICHARD A. MASSMAN
Affirmative .........   13,004,756,096.42   5,971,204,773.65   30,618,827.22
Withhold ............      149,615,915.10      44,194,932.00    7,616,661.26

R. GERALD TURNER
Affirmative .........   13,004,259,224.92   6,015,104,773.65   30,262,464.39
Withhold ............      150,112,786.60         294,932.00    7,973,024.09

THOMAS M. DUNNING
Affirmative .........   13,003,350,236.48   6,013,838,886.28   30,548,724.44
Withhold ............      151,021,775.04       1,560,819.37    7,686,764.04

EUGENE J. DUFFY
Affirmative .........   12,985,296,316.39   6,013,838,886.28   30,573,632.38
Withhold ............      169,075,695.13       1,560,819.37    7,661,856.10

PAUL J. ZUCCONI
Affirmative .........   12,983,378,136.76   6,013,838,886.28   32,956,909.20
Withhold ............      170,993,874.76       1,560,819.37    5,278,579.28

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                                       36

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                                       37

                        (AMERICAN BEACON FUNDS(SM) LOGO)

DELIVERY OF DOCUMENT

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request. If you invest in the Fund through a financial institution, you may be able to receive the Fund's regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

                   (GRAPHIC)                                           (GRAPHIC)

                   BY E-MAIL:                                      ON THE INTERNET:
       american_beacon.funds@ambeacon.com          Visit our website at www.americanbeaconfunds.com

                   (GRAPHIC)                                           (GRAPHIC)

                 BY TELEPHONE:                                         BY MAIL:
              Institutional Class                                American Beacon Funds
              Call (800) 658-5811                           4151 Amon Carter Blvd., MD 2450
                PlanAhead Class                                  Fort Worth, TX 76155
              Call (800) 388-3344

 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES      AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

In addition to the Schedule of Investments        A description of the policies and procedures the
provided in each semi-annual and annual report,   Fund uses to determine how to vote proxies
the Fund files a complete schedule of its         relating to portfolio securities is available in
portfolio holdings with the Securities and        the Fund's Statement of Additional Information, is
Exchange Commission ("SEC") on Form N-Q as of     available free of charge on the Fund's website
the first and third fiscal quarters. The Fund's   (www.americanbeaconfunds.com) and by calling
Forms N-Q are available on the SEC's website at   1-800-967-9009 or by accessing the SEC's website
www.sec.gov. The Forms N-Q may also be reviewed   at www.sec.gov. The Fund's proxy voting record for
and copied at the SEC's Public Reference Room,    the most recent year ended June 30 is filed
450 Fifth Street, NW, Washington, DC 20549.       annually with the SEC on Form N-PX. The Fund's
Information regarding the operation of the        Forms N-PX are available on the SEC's website at
SEC's Public Reference Room may be obtained by    www.sec.gov. The Fund's proxy voting record may
calling 1-800-SEC-0330. A complete schedule of    also be obtained by calling 1-800-967-9009.
the Fund's portfolio holdings is also available
on the Funds' website
(www.americanbeaconfunds.com) approximately
thirty days after the end of each month.

FUND SERVICE PROVIDERS:

CUSTODIAN               TRANSFER AGENT          INDEPENDENT REGISTERED   DISTRIBUTOR
STATE STREET BANK AND   BOSTON FINANCIAL DATA   PUBLIC ACCOUNTING        FORESIDE FUND SERVICES
TRUST                   SERVICES                FIRM                     Portland, Maine
Boston, Massachusetts   Kansas City, Missouri   ERNST & YOUNG LLP
                                                Dallas, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

American Airlines, Inc. is not responsible for investments made in the American Beacon Funds. American Beacon Funds, PlanAhead Class, American Beacon Money Market Fund, and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.

                                                                        AR 12/08
                                                                        00065945

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust's Board of Trustees has determined that Mr. Paul J. Zucconi, CPA, a member of the Trust's Audit and Compliance Committee, is an "audit committee financial expert" as defined in Form N-CSR. Mr. Paul J. Zucconi is "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees     Fiscal Year Ended
----------     -----------------


  $50,464*        12/31/2007 (revised)
  $53,908         12/31/2008

*Review of N-1A filings

(b)

Audit-Related Fees    Fiscal Year Ended
------------------    -----------------


      $0                 12/31/2007
      $0                 12/31/2008

(c)

Tax Fees     Fiscal Year Ended
--------     -----------------


 $8,500         12/31/2007
 $2,370         12/31/2008

(d)

All Other Fees     Fiscal Year Ended
--------------     -----------------


     $0               12/31/2007
     $0               12/31/2008

(e)(1) Pursuant to its charter, the Trust's Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust's principal accountant:

        - to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts' financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
        - to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser ("adviser affiliate") that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
        - to consider whether the non-audit services provided by a Trust's auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor's independence;
        - to review the arrangements for and scope of the annual audit and any special audits; and
        - to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not applicable.

(g)

Aggregate Non-Audit Fees for Services Rendered to the:
------------------------------------------------------
                        Adviser's Affiliates Providing
Registrant   Adviser    Ongoing Services to Registrant     Fiscal Year Ended
----------   -------    ------------------------------     -----------------


  $8,500       $0                   N/A                       12/31/2007
  $2,370       $0                   N/A                       12/31/2008

(h)   Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for the Money Market Portfolio and U.S. Government Money Market Portfolio of the American Beacon Master Trust are included in the American Beacon Funds shareholder report presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Filed herewith as EX-99.CODE ETH.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3) Not applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.



                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Master Trust

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: March 6, 2009


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: March 6, 2009